Net loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding

The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported (in common stock equivalent shares).

	As of December 31,
	2018	2017
Convertible preferred stock	—	914,200
Warrants issued to 2010/2012 convertible note holders to purchase common stock	102,070	102,070
Options to purchase common stock	1,667,153	1,026,987
Warrants issued in 2009 to purchase common stock	1,851	1,851
Warrants issued to underwriter to purchase common stock	16,500	16,500
Series A warrants to purchase common stock	485,121	485,121
Series C warrants to purchase common stock	118,083	118,083
Series D warrants to purchase common stock	586,162	586,162
2017 PIPE warrants	6,024,425	6,024,425
2018 PIPE warrants	513,617	—
Total	9,514,982	9,275,399